Revenue - Summary of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Opening Balance	$ 68,416	$ 74,727
Closing Balance	$ 105,049	$ 68,416